Commitments And Contingencies - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) LegalMatter	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Beijing Innovation Works Development Fund USD ($)	Dec. 31, 2011 Beijing Innovation Works Development Fund CNY	Dec. 31, 2011 Online game licensing fee commitments USD ($)	Dec. 31, 2011 Online game licensing fee commitments CNY	Dec. 31, 2011 Property, Plant and Equipment, Other Types USD ($)	Dec. 31, 2011 Property, Plant and Equipment, Other Types CNY
Total rental expenses	$ 12,288,980	77,345,611	65,034,773	70,216,710
Capital commitments					3,336,564	21,000,000
Capital commitments for purchases of property, equipment and software									613,162	3,859,180
Commitments to pay licensing fees							2,400,000	15,105,360
Number of lawsuits filed against the company	2	2
Payments made related to class action lawsuits	13,000,000
Class's maximum provable damages, in excess of the average percentage of recovery	16.50%	16.50%
Unrecognized tax benefits	$ 7,062,636	44,451,522	14,758,798	9,955,138